Loans Modified as TDRs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financing Receivable, Modifications [Line Items]
Number of Loans	9	10	10
Recorded Investment	$ 3,857	$ 5,525	$ 1,981
Allowance for Loan Losses	$ 71	$ 237	$ 32
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	4	3
Recorded Investment	$ 504	$ 757	$ 496
Allowance for Loan Losses	$ 4	$ 15	$ 32
Real estate: Multi-family and commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	6	6	5
Recorded Investment	$ 3,184	$ 4,768	$ 1,370
Allowance for Loan Losses	$ 67	$ 222	$ 0
Commercial business: Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1		1
Recorded Investment	$ 169		$ 17
Allowance for Loan Losses	$ 0		$ 0
Home Equity Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1
Recorded Investment			$ 98
Allowance for Loan Losses			$ 0